SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of categories for debt and equity securities	3
Available-For-Sale Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	99.00%
Held-to-Maturity Securities
INVESTMENTS
Classification of debt securities portfolio (as a percent)	1.00%
Trading Securities | Maximum
INVESTMENTS
Classification of debt securities portfolio (as a percent)	1.00%